OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2013
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 10	-	OTHER ASSETS, NET

Other assets, net consist of the following:

	As of December 31,
	2013	2012
Prepaid long-term land lease, net (see Note 16C)	$3,899	$4,020
Debenture issuance expenses and deferred financing charges	5,719	7,551
Prepaid expenses - long-term and others	1,929	2,197
	$11,547	$13,768